SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 35.6%
	Florida — 4.6%
[a]	Capital Trust Agency, Inc. (Southeastern University Obligated Group), Series A, 6.25% due 5/1/2048	$100,000	$ 99,676
	County of Miami-Dade Aviation Revenue AMT, Series A, 5.00% due 10/1/2035	150,000	151,241
	Georgia — 4.9%
[b]	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada), Series C, 5.00% due 9/1/2053 (put 9/1/2030)	250,000	262,190
	Iowa — 2.9%
[b]	Iowa Finance Authority (Iowa Fertilizer Co. LLC; Guaranty: OCI NV), 5.00% due 12/1/2050 (put 12/1/2042)	150,000	153,706
	Kansas — 2.8%
	Kansas Independent College Finance Authority (Ottawa University), Series B, 7.30% due 5/1/2024	150,000	153,053
	New Mexico — 4.6%
[b]	City of Farmington (Public Service Co. of New Mexico), Series D, 3.90% due 6/1/2040 (put 6/1/2028)	250,000	250,551
	Pennsylvania — 2.7%
	Northeastern Pennsylvania Hospital and Education Authority (King’s College), 5.00% due 5/1/2031	145,000	148,122
	South Dakota — 2.9%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), 5.00% due 9/1/2040	150,000	155,743
	Tennessee — 2.8%
	Tennessee Housing Development Agency, Series 2A 4.70% due 7/1/2053	150,000	149,211
	Texas — 2.8%
[b]	Mission Economic Development Corp. (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A, 4.25% due 6/1/2048 (put 6/3/2024)	150,000	150,047
	West Virginia — 4.6%
[b]	West Virginia (Kentucky Power Co.) EDA AMT, Series A, 4.70% due 4/1/2036 (put 6/17/2026)	250,000	250,179
	Total Long-Term Municipal Bonds — 35.6% (Cost $1,917,828)		1,923,719
	Short-Term Municipal Bonds — 62.9%
	Alabama — 7.4%
[b]	City of Mobile Alabama (Alabama Power Co.) IDB, Series 1, 3.80% due 6/1/2034 (put 7/3/2023)	100,000	100,000
[b]	Columbia (Alabama Power Co.) IDB, Series B, 3.95% due 12/1/2037 (put 7/3/2023)	300,000	300,000
	Arizona — 5.5%
[b]	Arizona (Banner Health Obligated Group; LOC Bank of America NA) HFA, Series C, 3.55% due 1/1/2046 (put 7/3/2023)	100,000	100,000
[b]	Arizona (Phoenix Children’s Hospital; LOC JP Morgan Chase Bank NA) IDA, Series A, 3.55% due 2/1/2048 (put 7/3/2023)	100,000	100,000
[b]	City of Phoenix Arizona (Mayo Clinic Arizona; Guaranty: Mayo Clinic; SPA Northern Trust Co.) IDA, Series B, 3.65% due 11/15/2052 (put 7/3/2023)	100,000	100,000
	Colorado — 5.5%
[b]	City & County of Denver (SPA JP Morgan Chase Bank NA) COP, Series A1 3.65% due 12/1/2029 (put 7/3/2023)	100,000	100,000
[b]	Colorado (Children’s Hospital Colorado Obligated Group; LOC TD Bank NA) HFA, Series A, 3.55% due 12/1/2052 (put 7/3/2023)	100,000	100,000
[b]	Colorado Educational & Cultural Facilities Authority (Daughters of Israel, Inc.; LOC TD Bank NA), 3.65% due 12/1/2035 (put 7/3/2023)	100,000	100,000
	Florida — 5.5%
[b]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 3.65% due 10/1/2042 (put 7/3/2023)	100,000	100,000
[b]	County of Manatee (Florida Power & Light Co.), 3.95% due 9/1/2024 (put 7/3/2023)	100,000	100,000
[a,b]	JPMorgan Chase Putters/Drivers Trust (LOC JP Morgan Chase Bank NA), Series 5032 3.80% due 12/15/2034 (put 7/3/2023)	100,000	100,000
	Indiana — 3.7%
[b]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC Barclays Bank plc), Series I, 3.75% due 11/1/2037 (put 7/3/2023)	100,000	100,000
[b]	Indiana Finance Authority (Parkview Health System Obligated Group; LOC Wells Fargo Bank NA), Series B, 3.65% due 11/1/2039 (put 7/3/2023)	100,000	100,000
	Kentucky — 4.6%
[b]	County of Meade (Nucor Corp.) AMT, Series A-2, 4.73% due 7/1/2060 (put 7/3/2023)	250,000	250,000
	Maryland — 1.9%
[b]	County of Montgomery (SPA U.S. Bank NA) GO, Series E 3.60% due 11/1/2037 (put 7/3/2023)	100,000	100,000
	Michigan — 1.9%
[b]	Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group; LOC PNC Bank NA), Series C, 3.75% due 7/1/2041 (put 7/3/2023)	100,000	100,000
	Mississippi — 1.9%
[b]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series C 3.80% due 11/1/2035 (put 7/3/2023)	100,000	100,000
	Missouri — 1.9%
[b]	Health & Educational Facilities Authority (St. Louis University; LOC Barclays Bank plc), Series B1, 3.60% due 10/1/2035 (put 7/3/2023)	100,000	100,000
	New Mexico — 1.8%
[b]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.55% due 8/1/2034 (put 7/3/2023)	100,000	100,000
	New York — 7.4%
[b]	City of New York (SPA JP Morgan Chase Bank NA) GO, Series F-6, 3.60% due 6/1/2044 (put 7/3/2023)	100,000	100,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Municipal Managed Account Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
[b]	Metropolitan Transportation Authority (LOC Barclays Bank plc), Series 2012-G1, 3.75% due 11/1/2032 (put 7/3/2023)	$100,000	$ 100,000
[b]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank NA), Series AA-2, 3.60% due 6/15/2050 (put 7/3/2023)	100,000	100,000
[b]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank NA), Series A4, 3.60% due 8/1/2039 (put 7/3/2023)	100,000	100,000
	North Carolina — 1.9%
[b]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank NA), Series B, 3.75% due 1/15/2038 (put 7/3/2023)	100,000	100,000
	Ohio — 5.5%
[b]	County of Montgomery (Premier Health Partners Obligated Group; LOC PNC Bank NA), Series C, 3.75% due 11/15/2045 (put 7/3/2023)	200,000	200,000
[b]	Ohio Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group; SPA Barclays Bank plc), Series B4, 3.70% due 1/1/2043 (put 7/3/2023)	100,000	100,000
	Texas — 4.6%
[b]	Port of Port Arthur Navigation District (Motiva Enterprises LLC), 4.30% due 4/1/2040 (put 7/3/2023)	250,000	250,000
	Utah — 1.9%
[b]	City of Murray (Intermountain Healthcare Obligated Group; SPA Barclays Bank plc), Series C, 3.65% due 5/15/2037 (put 7/3/2023)	100,000	100,000
	Total Short-Term Municipal Bonds — 62.9% (Cost $3,400,000)		3,400,000
	Total Investments — 98.5% (Cost $5,317,828)		$5,323,719
	Other Assets Less Liabilities — 1.5%		83,466
	Net Assets — 100.0%		$5,407,185

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $199,676, representing 3.69% of the Fund’s net assets.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2023.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMT	Alternative Minimum Tax
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation
HFA	Health Facilities Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Municipal Managed Account Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Municipal Managed Account Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.